Long-term debt, current and non-current, details (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Long Term Debt, current and non-current [Abstract]
Revolving Credit Facility	$ 0	$ 210,000
8.5% Senior Unsecured Notes	63,250	0
Secured Term Loans	542,691	276,008
Total debt outstanding	605,941	486,008
Less related deferred financing costs	(5,870)	(1,752)
Total debt, net of deferred financing costs	600,071	484,256
Less: Current portion of long-term debt, net of deferred financing costs, current	(40,984)	(78,734)
Long-term debt, net of current portion and deferred financing costs, non-current	$ 559,087	$ 405,522